GOODWILL	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

Note 7     GOODWILL

As of March 31, 2022 and December 31, 2021, goodwill consisted of the following:

	March 31, 2022	December 31, 2021
	(Unaudited)
	$	$
Goodwill - XFC	332,040	332,040
Less: Accumulated amortization	–	–
Goodwill, net	332,040	332,040